================================================================================


                       Securities and Exchange Commission
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 09/30/2005

Check here if Amendment [  ]; Amendment Number:  _________
This Amendment (Check only one):   [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bremer Trust, National Association
                  1100 West Saint Germain Street, P.O. Box 986
                  St. Cloud, MN  56302-0986

Form 13F File Number: 28-7722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Doris M. Harlow
Title:            Vice President, Operations
Phone:            (320) 258-2456

Signature, Place and Date of Signing:

/s/ Doris M. Harlow                      St. Cloud, MN              10-28-05
-----------------------------         --------------------      ----------------
[Signature]                              [City, State]               [Date]

Report Type (Check only one):

     [X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


================================================================================

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                                130

Form 13F Information Table Value Total (000):                          $185,208

List of Other Included Managers:                                       0

Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None

Name of Reporting Manager: Bremer Trust, N.A.
------------------------------------------------------------------------------------------------------------------------------------
                                          FAIR
                   TITLE OF             MARKET      # OF                                      OTHER
NAME OF ISSUER      CLASS     CUSIP #  VALUE (000)  SHARES         INVESTMENT DISCRETION      MANAGERS         VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
       Column 1    Column 2  Column 3   Column 4   Column 5   Column 6   Column 6  Column 6   Column 7  Column 8  Column 8  Column 8
       --------    --------  --------   --------   --------   --------   --------  --------   --------  --------  --------  --------

Accenture LTD          ADR   G1150G111    1,291     50,698     50,434                 264                50,698
------------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co      Com   G4776G101    1,416     37,029     36,871                 158                37,029
------------------------------------------------------------------------------------------------------------------------------------
Nabors
Industries LTD         Com   G6359F103    1,244     17,320     17,320                                    17,320
------------------------------------------------------------------------------------------------------------------------------------
Transocean Inc         Com   G90078109     926      15,110     14,752      358                           15,110
------------------------------------------------------------------------------------------------------------------------------------
ADC
Telecommunications     Com   000886309     736      32,188     30,188                2,000               30,188                2,000
------------------------------------------------------------------------------------------------------------------------------------
AFLAC Inc              Com   001055102    1,492     32,937     32,761                 176                32,937
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs            Com   002824100     475      11,192     8,936       346       1,910               11,192
------------------------------------------------------------------------------------------------------------------------------------
Adesa Inc              Com   00686U104     224       8,719     8,219                  500                 8,719
------------------------------------------------------------------------------------------------------------------------------------
Aetna                  Com   00817Y108     231       2,683      210        473       2,000                2,683
------------------------------------------------------------------------------------------------------------------------------------
Allstate               Com   020002101     624      11,286     11,286                                    11,286
------------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc       Com   02209S103    1,536     20,841     3,706      1,185     15,950               20,841
------------------------------------------------------------------------------------------------------------------------------------
Ameren Corp            Com   23608102      203       3,797     2,265       974        558                 3,797
------------------------------------------------------------------------------------------------------------------------------------
American Express
Co                     Com   025816109    2,066     35,966     34,986      340        640                35,966
------------------------------------------------------------------------------------------------------------------------------------
American Int'l
Group Inc              Com   026874107    2,596     41,894     39,092      145       2,657               41,894
------------------------------------------------------------------------------------------------------------------------------------
American Pwr
Conversion Corp        Com   029066107    1,754     67,727     67,727                                    67,727
------------------------------------------------------------------------------------------------------------------------------------
Amgen                  Com   031162100    3,007     37,743     36,978      182        583                37,743
------------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch
Companies Inc          Com   035229103     451      10,384     10,060                 324                10,384
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer
Inc                    Com   37833100      244       4,555      479        786       3,290                1,080                3,475
------------------------------------------------------------------------------------------------------------------------------------
ATMEL Corp             Com   049513104     27       13,300     13,000      300                           13,300
------------------------------------------------------------------------------------------------------------------------------------
BJ Services Co         Com   055482103    1,449     40,263     37,275      938       2,050               37,963                2,300
------------------------------------------------------------------------------------------------------------------------------------
BP PLC                 ADR   055622104    2,765     39,021     33,336      568       5,117               36,375                2,646
------------------------------------------------------------------------------------------------------------------------------------
Bank of American
Corp                   Com   060505104     711      16,886     2,627      2,663     11,596               16,886
------------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp         Com   079860102     208       7,912     4,038      3,584       290                 7,912
------------------------------------------------------------------------------------------------------------------------------------
Best Buy               Com   086516101    2,356     54,125     52,684      900        541                54,125
------------------------------------------------------------------------------------------------------------------------------------
Biomet Inc             Com   090613100    1,120     32,276     32,076                 200                32,276
------------------------------------------------------------------------------------------------------------------------------------
Boeing Co              Com   097023105     581       8,547     7,816       401        330                 8,547
------------------------------------------------------------------------------------------------------------------------------------

Name of Reporting Manager: Bremer Trust, N.A.
------------------------------------------------------------------------------------------------------------------------------------
                                          FAIR
                   TITLE OF             MARKET      # OF                                      OTHER
NAME OF ISSUER      CLASS     CUSIP #  VALUE (000)  SHARES         INVESTMENT DISCRETION      MANAGERS         VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
       Column 1    Column 2  Column 3   Column 4   Column 5   Column 6   Column 6  Column 6   Column 7  Column 8  Column 8  Column 8
       --------    --------  --------   --------   --------   --------   --------  --------   --------  --------  --------  --------

Boston Scientific
Corp                   Com   101137107    1,396     59,753     59,489                  264               59,753
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers
Squibb Co              Com   110122108     484      20,110     3,800      7,560       8,750              17,610                2,500
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern
Santa Fe               Com   12189T104    1,005     16,801                3,447      13,354              16,801
------------------------------------------------------------------------------------------------------------------------------------
Burlington Resource    Com   122014103    1,310     16,107                 267       15,840              16,107
------------------------------------------------------------------------------------------------------------------------------------
CVS                    Com   126650100    1,397     48,150     47,924                  226               48,150
------------------------------------------------------------------------------------------------------------------------------------
Canterbury Park
Holding Corp           Com   13811E101     214      15,000                           15,000                                    5,000
------------------------------------------------------------------------------------------------------------------------------------
Carnival Corp Cruis
Lines                  Com   143658300    2,024     40,494     40,385                  109               40,494
------------------------------------------------------------------------------------------------------------------------------------
Cepheid Inc            Com   15670R107     91       12,350     10,000                 2,350              12,350
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp           Com   166764100    2,201     34,001     32,439                 1,562              34,001
------------------------------------------------------------------------------------------------------------------------------------
Ciphergen Biosystem
Inc                    Com   17252Y104     46       25,000                           25,000                                   25,000
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc      Com   17275R102    1,895     105,720   100,754     1,813       3,153              105,720
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc          Com   172967101    3,571     78,457     70,503     2,436       5,518              78,457
------------------------------------------------------------------------------------------------------------------------------------
Coach Inc              Com   189754104    1,118     35,660     35,260                  400               35,660
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co           Com   191216100     393       9,107     5,935                  3,172               9,107
------------------------------------------------------------------------------------------------------------------------------------
Cognos Inc             Com   19244C109     631      16,215     16,215                                    16,215
------------------------------------------------------------------------------------------------------------------------------------
Communication Sys
Inc                    Com   203900105     819      72,833     72,833                                    72,833
------------------------------------------------------------------------------------------------------------------------------------
Corning Inc            Com   219350105     205      10,589     2,000       300        8,289               3,589                7000
------------------------------------------------------------------------------------------------------------------------------------
D R Horton Inc         Com   23331A109     289       7,990                            7,990                206                 7,784
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co             Com   244199105     416       6,802     6,225       300         277                6,802
------------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp     Com   24702R101    2,091     61,243     58,533                 2,710              61,243
------------------------------------------------------------------------------------------------------------------------------------
Disney Walt Co         Com   254687106    2,538     105,189    98,417      712        6,060              99,689                5,500
------------------------------------------------------------------------------------------------------------------------------------
Donaldson Inc          Com   257651109     505      16,530     6,290                 10,240              10,530                6,000
------------------------------------------------------------------------------------------------------------------------------------
Dover Corp             Com   260003108    1,689     41,419     40,874                  545               41,419
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co        Com   260543103     208       5,003      710       1,345       2,948               5,003
------------------------------------------------------------------------------------------------------------------------------------

Name of Reporting Manager: Bremer Trust, N.A.
------------------------------------------------------------------------------------------------------------------------------------
                                          FAIR
                   TITLE OF             MARKET      # OF                                      OTHER
NAME OF ISSUER      CLASS     CUSIP #  VALUE (000)  SHARES         INVESTMENT DISCRETION      MANAGERS         VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
       Column 1    Column 2  Column 3   Column 4   Column 5   Column 6   Column 6  Column 6   Column 7  Column 8  Column 8  Column 8
       --------    --------  --------   --------   --------   --------   --------  --------   --------  --------  --------  --------

Du Pont E I De
Nemours & Co           Com   263534109     259       6,612     5,470       360         782                6,612
------------------------------------------------------------------------------------------------------------------------------------
Ecolab Inc             Com   278865100    2,515     78,757     74,011     4,000        746               78,757
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co    Com   291011104    2,217     30,873     28,536                 2,337              28,873                2,000
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil            Com   30231G102    6,074     94,699     12,968     9,608       2,708              94,699
------------------------------------------------------------------------------------------------------------------------------------
FPL Group Inc          Com   302571104     276       5,804     4,204                  1,600               5,804
------------------------------------------------------------------------------------------------------------------------------------
FED EX Corp            Com   31428X106     496       5,691     5,691                                      5,691
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp        Com   319963104    1,879     46,974     43,127      415        3,432              43,774                3,200
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co          Com   345370860     220      22,281     2,618                 19,663              22,281
------------------------------------------------------------------------------------------------------------------------------------
Fortune Brands Inc     Com   349631101     269       3,311      775        936        1,600               1,711                1,600
------------------------------------------------------------------------------------------------------------------------------------
HB Fuller              Com   359694106     277       8,912      362                   8,550               2,912                6,000
------------------------------------------------------------------------------------------------------------------------------------
G & K Services Inc     Com   361268105     498      12,642     4,017                  8,625               9,642                3,000
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co    Com   369604103    5,370     159,495   140,269     5,599      13,627              157,495               2,000
------------------------------------------------------------------------------------------------------------------------------------
Grainger W W Inc       Com   384802104    1,974     31,375     31,277                  98                31,375
------------------------------------------------------------------------------------------------------------------------------------
Halliburton Co         Com   406216101     566       8,254     7,954                   300                8,254
------------------------------------------------------------------------------------------------------------------------------------
Hector Com Co          Com   422730101    1,470     50,534     50,534                                    50,534
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp     Com   432848109     339      15,190     9,690                  5,500               9,690                5,500
------------------------------------------------------------------------------------------------------------------------------------
Home Depot             Com   437076102     380       9,954     6,768      1,101       2,085               9,954
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp             Com   458140100    2,775     112,560    97,214     1,171      14,175              109,560               3,000
------------------------------------------------------------------------------------------------------------------------------------
International
Business Machs         Com   459200101    2,852     35,549     33,709      779        1,061              34,549                1,000
------------------------------------------------------------------------------------------------------------------------------------
Investors Real
Estate                 EIT   461730103    3,809     400,955   142,864     46,085     212,006             287,415             113,540
------------------------------------------------------------------------------------------------------------------------------------
J P Morgan Chase       Com   46625H100    2,358     69,483     59,310     1,259       8,914              62,083                7,400
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson      Com   478160104    2,944     46,525     41,884      332        4,309              44,525                2,000
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark Corp    Com   494368103    1,098     18,442     18,349                  93                18,442
------------------------------------------------------------------------------------------------------------------------------------
Kohl's                 Com   500255104    1,680     33,476     33,349                  127               33,476
------------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co         Com   532457108    1,566     29,260     28,825                  435               29,260
------------------------------------------------------------------------------------------------------------------------------------

Name of Reporting Manager: Bremer Trust, N.A.
------------------------------------------------------------------------------------------------------------------------------------
                                          FAIR
                   TITLE OF             MARKET      # OF                                      OTHER
NAME OF ISSUER      CLASS     CUSIP #  VALUE (000)  SHARES         INVESTMENT DISCRETION      MANAGERS         VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
       Column 1    Column 2  Column 3   Column 4   Column 5   Column 6   Column 6  Column 6   Column 7  Column 8  Column 8  Column 8
       --------    --------  --------   --------   --------   --------   --------  --------   --------  --------  --------  --------

Lucent Technologies
Inc                    Com   549463107     110      33,836     24,744      528        8,564              25,836                8,000
------------------------------------------------------------------------------------------------------------------------------------
MDU Resources Group
Inc                    Com   552690109     323       9,051     2,739      5,812        500                8,551                 500
------------------------------------------------------------------------------------------------------------------------------------
Marriot
International Inc      Com   571903202     680      10,790     10,790                                    10,790
------------------------------------------------------------------------------------------------------------------------------------
McDonalds Corp         Com   580135101    2,695     80,482     79,555      727         200               80,482
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc          Com   585055106    1,558     215,552    81,874     52,680     80,998              213,552               2,000
------------------------------------------------------------------------------------------------------------------------------------
Mellon Financial
Corp                   Com   58551A108    1,446     45,222     45,222                                    45,222
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc         Com   589331107     788      28,962     3,692       450       24,820              26,062                2,900
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co
Inc                    Com   590188108     907      14,780     14,780                                    14,780
------------------------------------------------------------------------------------------------------------------------------------
Michaels Stores Inc    Com   94,087,108   1,126     34,058     30,158      525        3,375              30,158                3,900
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp         Com   594918104    3,787     147,201   134,895     2,620       9,686              146,421                780
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley/Dean
Witter & Co            Com   617446448     498       9,232     8,983       249                            9,232
------------------------------------------------------------------------------------------------------------------------------------
Multiband Corp         Com   62544X100     313      210,000    10,000    200,000                         210,000
------------------------------------------------------------------------------------------------------------------------------------
Mylan Laboratories     Com   628530107    1,769     91,831     91,831                                    91,831
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corporation      ADR   654902204    1,251     73,952     72,073      431        1,448              73,952
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp            Com   68389X105    1,470     118,598   116,078      715        1,805              118,598
------------------------------------------------------------------------------------------------------------------------------------
Otter Tail Corp        Com   689648103     281       9,088     6,720      1,568        800                9,088
------------------------------------------------------------------------------------------------------------------------------------
Pentair Inc            Com   709631105     319       8,728                            8,728               4,228                4,500
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo Inc            Com   713448108    2,859     50,406     47,387     1,290       1,729              50,406
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc             Com   717081103    3,387     135,661   125,544      633        9,094              135,661
------------------------------------------------------------------------------------------------------------------------------------
Proctor & Gamble       Com   742718109    2,188     36,795     27,804                 8,358              36,795
------------------------------------------------------------------------------------------------------------------------------------
Prudential
Financial Corp         Com   744320102     256       3,794     3,794                                      3,794
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc           Com   747525103    2,384     53,273     52,421                  852               53,273
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics
Inc                    Com   74834L100    2,019     39,942     39,816                  126               39,942
------------------------------------------------------------------------------------------------------------------------------------
Raytheon Co            Com   755111507     211       5,559     1,328                  4,231               1,359                4,200
------------------------------------------------------------------------------------------------------------------------------------
Rimage                 Com   766721104    6,253     234,450     450                  234,000             234,450
------------------------------------------------------------------------------------------------------------------------------------
SBC Communication
Inc                    Com   78387G103     986      41,130     30,796     5,042       5,292              40,662                 468
------------------------------------------------------------------------------------------------------------------------------------
St Jude Medical        Com   790849103     242       5,181     1,200                  3,981               5,181
------------------------------------------------------------------------------------------------------------------------------------

Name of Reporting Manager: Bremer Trust, N.A.
------------------------------------------------------------------------------------------------------------------------------------
                                          FAIR
                   TITLE OF             MARKET      # OF                                      OTHER
NAME OF ISSUER      CLASS     CUSIP #  VALUE (000)  SHARES         INVESTMENT DISCRETION      MANAGERS         VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
       Column 1    Column 2  Column 3   Column 4   Column 5   Column 6   Column 6  Column 6   Column 7  Column 8  Column 8  Column 8
       --------    --------  --------   --------   --------   --------   --------  --------   --------  --------  --------  --------

St. Paul Travelers
Cos Inc                Com   792860108    1,828     40,734     36,776     1,155       2,803              38,734                2,000
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger LTD       Com   806857108    1,617     19,168     16,547      326        2,295              16,968                2,200
------------------------------------------------------------------------------------------------------------------------------------
Service Master Co      Com   81760N109     381      28,161     28,161                                    28,161
------------------------------------------------------------------------------------------------------------------------------------
Southern Co            Com   842587107     442      12,350     9,752      1,200       1,398              12,350
------------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines     Com   844741108     772      70,101     69,745      356                           70,101
------------------------------------------------------------------------------------------------------------------------------------
Surmodics Inc          Com   868873100     217       5,618                 618        5,000                618                 5,000
------------------------------------------------------------------------------------------------------------------------------------
Target                 Com   87612E110    4,059     78,171     64,993                13,178              75,171                3,000
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments      Com   882508104    1,957     57,742     57,296                  446               57,742
------------------------------------------------------------------------------------------------------------------------------------
Textron Inc            Com   883203101     701       9,775     9,675                   100                9,775
------------------------------------------------------------------------------------------------------------------------------------
3M Co                  Com   88579Y101    4,424     60,306     53,558     2,030       4,718              58,306                2,000
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc        Com   887317105    1,808     99,857     87,290     1,377      11,190              91,257                8,600
------------------------------------------------------------------------------------------------------------------------------------
Tyco Int'l Ltd New     Com   902124106     374      13,430     9,161      1,167       3,102              13,430
------------------------------------------------------------------------------------------------------------------------------------
US Bancorp Del         Com   902973304    1,933     68,847     51,597     6,990      10,260              60,847                8,000
------------------------------------------------------------------------------------------------------------------------------------
United Parcel
Service Cl B           Com   911312106    1,385     20,085     19,905                  180               20,085
------------------------------------------------------------------------------------------------------------------------------------
Verizon                Com   92343V104     751      22,979     13,669     3,654       5,656              20,979                2,000
------------------------------------------------------------------------------------------------------------------------------------
Viacom B               Com   925524308    1,755     53,171     49,209      200        3,762              49,571                3,600
------------------------------------------------------------------------------------------------------------------------------------
WPS Resources Corp     Com   92931B106     288       4,989      720       2,600       1,669               4,989
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores
Inc                    Com   931142103    1,237     28,230     25,805                 2,425              28,230
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co            Com   931422109    3,162     72,784     69,711                 3,073              72,784
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual
Inc                    Com   939322103     211       5,392     2,077                  3,315               2,492                2,900
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co       Com   949746101    2,903     49,561     38,411     4,506       6,644              49,561
------------------------------------------------------------------------------------------------------------------------------------
Weyerhauser            Com   962166104     212       3,086     3,041                   45                 3,086
------------------------------------------------------------------------------------------------------------------------------------
Wilsons The Leather
Experts                Com   972463103     73       12,000                           12,000              12,000
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                  Com   983024100     423       9,133     3,791       542        4,800               7,133                2,000
------------------------------------------------------------------------------------------------------------------------------------

Name of Reporting Manager: Bremer Trust, N.A.
------------------------------------------------------------------------------------------------------------------------------------
                                          FAIR
                   TITLE OF             MARKET      # OF                                      OTHER
NAME OF ISSUER      CLASS     CUSIP #  VALUE (000)  SHARES         INVESTMENT DISCRETION      MANAGERS         VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
       Column 1    Column 2  Column 3   Column 4   Column 5   Column 6   Column 6  Column 6   Column 7  Column 8  Column 8  Column 8
       --------    --------  --------   --------   --------   --------   --------  --------   --------  --------  --------  --------

X-Cel Energy           Com   98389B100     908      46,305     28,545     3,747      14,013              43,805                2,500
------------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc             Com   984332106     267       7,892      511       2,296       5,085               2,942                4,950
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands Inc        Com   988498101     337       6,956     6,696                   260                6,956
------------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings
Inc                    Com   98956P102     247       3,585     2,573       676         336                3,585
------------------------------------------------------------------------------------------------------------------------------------